Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial instruments
As of December 31, 2022	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	971,063	-
Trade account receivables from related parties		61	-
Total		971,124	-
Financial liabilities -
Accounts payable to suppliers		1,371,778	-
Lease liability		291,908	-
Long term debt and borrowings		6,148,675	-
Derivative financial instruments		-	15,329	2
Total	Ps.	7,812,361	15,329

As of December 31, 2021	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	745,593	-
Trade account receivables from related parties		24	-
Derivative financial instruments		-	28,193	2
Total		745,617	28,193
Financial liabilities -
Accounts payable to suppliers		1,984,932	-
Lease liability		17,880	-
Long term debt		1,510,385	-
Total	Ps.	3,513,197	-

As of January 3, 2021	Amortized cost		Fair value through profit or loss	Fair value hierarchy level
Financial assets -
Trade account receivables, net	Ps.	735,026	-
Total		735,026	-
Financial liabilities -
Long term debt and borrowings		629,877	-
Accounts payable to suppliers		2,078,628	-
Lease liability		24,378	-
Derivative financial instruments		-	320,294	2
Total	Ps.	2,732,883	320,294

Schedule of financial assets and financial liabilities at the reporting date
	2022			2021	2020
	US$	€$	Rp$	US$	US$
Assets	13,006	105	60,340	10,686	29,559
Liabilities	(23,142)	(78)	-	(35,148)	(49,570)
Net position	(10,136)	27	60,340	(24,462)	(20,011)
Closing exchange rate of the year	19.3615	20.7693	0.0013	20.5157	19.9352

Schedule of exchange rate sensitivity analysis
2022
Impact on net income	Ps.	19,490

Schedule of bank credit lines
Bank credit lines and long term debt	2022		2021	2020
Amount used	Ps.	6,198,695	1,500,000	626,554
Amount not used		1,380,000	250,000	297,828
Total credit lines and long term debt	Ps.	7,578,695	1,750,000	924,382